Non-controlling Interests - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncontrolling interests [line items]
Total Non-controlling interest	$ 646	$ 681
Dividends paid by subsidiaries to non-controlling interests	13	32	$ 15
Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources, Inc.
Disclosure of noncontrolling interests [line items]
Total Non-controlling interest	$ 444	498
Republic Cement and Building Materials Inc and Republic Cement Land & Resources, Inc
Disclosure of noncontrolling interests [line items]
Percentage of equity share capital interest	40.00%
Percentage of equity share capital interest held by another party	60.00%
Combined Philippines Business
Disclosure of noncontrolling interests [line items]
Percentage of economic interest	55.00%
Percentage of economic interest held by another party	45.00%
Dividends paid by subsidiaries to non-controlling interests	$ 0	$ 0